Unaudited Condensed Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Assets
Cash and cash equivlaents	$ 185,451	$ 610
Receivables	50,405	1,288
Inventory	102,566
Prepayment and other assets	164,333	16,829
Due from related parties	10,183
Contract assets
Intangible assets	12,222
Total current assetes	525,159	18,727
Property equipment and software-net	30,401	331
Goodwill	72
Operating lease Right of use assets-net	4,063
Assets of discontinued group		53,655
Total assets	559,695	72,713
Liabilities:
Accrued liabilities	(24)
Accounts payble	695	13,813
Tax payable	(6,039)	(15)
Other payables	(1,576)	6,763
Due to related parties	2,406
Contract liability	802
Operating lease liability-current	866
Total current liabilities	(2,870)	20,561
Operating lease liabilty-noncurrent	2,783
Liabilities of discontinued group		50,217
Total liabilities	(88)	70,778
Paid up capital	71	14
Additional paid-in capital	577,280	10,647
Retained earnings	5,838	35
Current year net profit/(loss)	(20,411)	(8,768)
Other comprehensive income	(2,992)	7
Total Shareholders’ Equity	559,786	1,935
Minority Interest	(4)
Total Liabilities and Shareholders’ Equity	$ 559,695	$ 72,713